GOLD STREAM OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
GOLD STREAM OBLIGATION
Schedule of Gold Stream Obligation

The following is a summary of the changes in the Company’s gold stream obligation:

(in millions of U.S. dollars)
CHANGE IN STREAM OBLIGATION
Balance, December 31, 2017	273.5
Settlements during the period	(15.0)
Fair value adjustments related to changes in the Company’s own credit risk(1)	(66.6)
Other fair value adjustments(2)	(11.7)
Balance, December 31, 2018	180.2
Less: current portion of gold stream obligation(3)	(18.3)
Non-current portion of gold stream obligation	161.9
Balance, December 31, 2018	180.2
Settlements during the period	(20.0)
Fair value adjustments related to changes in the Company’s own credit risk(1)	24.4
Other fair value adjustments(2)	(20.1)
Balance, December 31, 2019	164.5
Less: current portion of gold stream obligation(3)	(21.6)
Non-current portion of gold stream obligation	142.9
1.	Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.
2.	Other fair value adjustments are included in the consolidated income statements.
3.	The current portion of the gold stream obligation is included in trade and other payables on the statement of financial position.